FAIR VALUE (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Liabilities:
Warrants	$ 13,304	$ 23,305
Fair Value, Inputs, Level 1 [Member]
Liabilities:
Warrants	0	0
Fair Value, Inputs, Level 2 [Member]
Liabilities:
Warrants	13,304	23,305
Fair Value, Inputs, Level 3 [Member]
Liabilities:
Warrants	$ 0	$ 0